Fixed assets	12 Months Ended
Dec. 31, 2021
Other intangible assets and property, plant and equipment [abstract]
Fixed assets

Note 8    Fixed assets

8.1    Gains (losses) on disposal of fixed assets

(in millions of euros)	2021	2020	2019

Transfer price	163	444	610
Net book value of assets sold	(111)	(223)	(307)
Proceeds from the disposal of fixed assets (1)	52	221	303

(1)	In 2021, the gains on disposal of fixed assets related to the sale and leaseback transactions amount to 10 million euros and mainly comprise property asset disposals in France. The gains on disposal of fixed assets related to the sale and leaseback amounted to 143 million euros in 2020 and 195 million euros in 2019 and mainly comprise property asset disposals in France and mobile site disposal in Spain.

8.2    Depreciation and amortization

(in millions of euros)

Depreciation and amortization of intangible assets

(in millions of euros)

Depreciation and amortization of property, plant and equipment

(in millions of euros)

Accounting policies

Assets are amortized to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

8.3    Impairment of fixed assets

(in millions of euros)	2021	2020	2019
France	(1)	(15)	—
International Carriers & Shared Services	(2)	(7)	—
Poland	(11)	(7)	(12)
Egypt	1	1	89
Other	(2)	(2)	(4)
Total of impairment of fixed assets	(17)	(30)	73

The impairment of fixed assets resulting from impairment tests on Cash-Generating Units (CGUs) are described in Note 7.1.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

The key assumptions and sources of sensitivity used in the assessment of the recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated activities (see Note 7.3), which affect the revenue base and potentially the level of brand royalties.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.3%	1.2%	1.1%
Post-tax discount rate	7.7%	6.9%	7.4%
Pre-tax discount rate	9.8%	8.3%	8.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash flow independent of the cash flows generated by Cash-Generating Units. The recoverable amount is therefore determined at the level of the CGU (or group of CGUs) to which the assets belong, according to a method similar to that described for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties (and included in the business plan) discounted in perpetuity, less the costs attributable to the brand’s owner.

8.4    Other intangible assets

	December 31, 2021				December 31,	December 31,
					2020	2019
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Telecommunications licenses	12,116	(5,374)	(51)	6,691	6,322	6,043
Software	13,796	(9,418)	(47)	4,331	4,288	4,250
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,104	(133)	(901)	69	78	88
Customer bases	5,297	(4,939)	(12)	346	469	597
Other intangible assets	2,304	(1,730)	(204)	370	844	626
Total	37,749	(21,594)	(1,215)	14,940	15,135	14,737

(in millions of euros)	2021	2020	2019
Net book value of other intangible assets - in the opening balance	15,135	14,737	14,073
Acquisitions of other intangible assets	2,842	2,935	2,385
o/w telecommunications licenses(1)	926	969	519
Impact of changes in the scope of consolidation(2)	(888)	31	328
Disposals	(4)	(4)	(10)
Depreciation and amortization	(2,363)	(2,309)	(2,286)
Impairment (3)	(40)	(24)	88
Translation adjustment	92	(176)	106
Reclassifications and other items(4)	165	(55)	52
Net book value of other intangible assets - in the closing balance	14,940	15,135	14,737

(1)	In 2021, includes the acquisition of the 5G license in Spain for 611 million euros and the renewals in France of the 2G licenses for 207 million euros and the 3G licenses for 57 million of euros. In 2020, related to the acquisition of the 5G license in France for 875 million euros and in Slovakia for 37 million euros. In 2019, related to licenses in Spain for 296 million euros, in Burkina Faso for 119 million euros and in Guinea for 82 million euros.
(2)	In 2021, mainly relates to the effects of the loss of sole control over Orange Concessions. In 2019, mainly relates to the effects of SecureLink and SecureData acquisitions.
(3)	Includes impairment detailed in Note 7.1.
(4)	In 2021, mainly relates to incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities for 195 million euros.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets relate to labor expenses and amounted to 399 million euros in 2021, 405 million euros in 2020 and 389 million euros in 2019.

Information on telecommunications licenses at December 31, 2021

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

(in millions of euros)	Gross value	Net book value	Residual useful life(1)
5G (1 license)	875	811	13.9
LTE (4 licenses)(2)	2,180	1,473	9.8 to 14.9
UMTS (3 licenses)	342	175	8.4 and 9.7
GSM (2 licenses)	207	191	9.3
France	3,604	2,650
5G (4 licenses)	1,070	1,037	9.0 and 19.7
LTE (3 licenses)	536	305	9.0 to 9.3
GSM (2 licenses)	285	111	10.0
Spain	1,891	1,453
LTE (3 licenses)	739	441	6.0 to 9.1
UMTS (1 license)	355	22	1.0
GSM (2 licenses)	130	40	5.6 to 7.5
Poland	1,224	503
LTE (1 license)	444	301	10.0
UMTS (1 license)	153	50	10.0
GSM (2 licenses)	431	113	10.0
Egypt	1,028	464
LTE (1 license)	62	45	13.1
UMTS (1 license)	29	10	9.3
GSM (1 license)	770	159	10
Morocco	861	214
LTE (1 license)	184	89	7.3
UMTS (1 license)	100	52	9.0
GSM (1 license)	292	105	7.3
Romania	576	246
LTE (1 license)	89	50	8.4
UMTS (3 licenses)	143	70	3.2 to 11.3
GSM (1 license)	191	82	7.0
Jordan	423	202
LTE (2 licenses)	140	82	5.4 and 11.9
UMTS (1 license)	4	2	0.3
GSM (1 license)	7	3	0.2
Belgium	151	87
5G (2 licenses)	38	37	3.7 and 19
LTE (3 licenses)	76	38	3.7 to 7
UMTS (1 license)	46	10	4.7
GSM (1 license)	66	12	4.0
Slovensko	226	97
Other	2,132	775
Total	12,116	6,691

(1)	In number of years, at December 31, 2021.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Accounting policies

Intangible assets mainly consist of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

The operating rights granted under certain concession arrangements are booked under other intangible assets and give right to charge users of the public service (see Note 4.1).

8.5    Property, plant and equipment

	December 31, 2021				December 31,	December 31,
					2020	2019
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Networks and terminals	97,426	(69,900)	(371)	27,155	25,825	25,137
Land and buildings	7,821	(5,470)	(234)	2,117	2,018	2,026
IT equipment	3,963	(3,178)	(1)	784	801	803
Other property, plant and equipment	1,721	(1,286)	(6)	428	431	456
Total property, plant and equipment	110,931	(79,834)	(612)	30,484	29,075	28,423

The networks and terminals are broken down as follows:

(in millions of euros)	2021	2020	2019
Net book value of property, plant and equipment - in the opening balance	29,075	28,423	27,119
Acquisitions of property, plant and equipment	5,947	5,848	6,181
o/w financed assets	40	241	144
Impact of changes in the scope of consolidation (1)	130	0	(52)
Disposals and retirements	(102)	(154)	(164)
Depreciation and amortization	(4,796)	(4,880)	(4,838)
o/w fixed assets	(4,712)	(4,825)	(4,824)
o/w financed assets	(84)	(55)	(14)
Impairment (2)	(5)	(6)	(15)
Translation adjustment	129	(319)	115
Reclassifications and other items	105	164	78
Net book value of property, plant and equipment - in the closing balance	30,484	29,075	28,423

(1)	Mainly relates, in 2021, to the effects of the acquisition of Telekom Romania Communications and the loss of sole control over FiberCo in Poland (see Note 3.2).

Mainly relates, in 2019, to the disposal of Orange Niger.

(2)	Includes impairment detailed in Note 7.1.

Financed assets

Financed assets include at December 31, 2021 the set-up boxes in France which are financed by an intermediary bank: they meet the standard criterion of a tangible asset according to IAS 16. The debts associated to these financed assets are presented in financial liabilities and are included in the definition of the net financial debt (see Note 13.3)

Internal costs capitalized as property, plant and equipment

Internal costs capitalized as property, plant and equipment relate to labor expenses and amount to 450 million euros in 2021, 462 million euros in 2020 and 459 million euros in 2019.

Accounting policies

Property, plant and equipment are made up of tangible fixed assets and financed assets. They mainly comprise network facilities and equipment.

The gross value of property, plants and equipment is made up of their acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or extend its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling, removing and restoring the site occupied due to the obligation incurred by the Group.

The roll-out of assets by stage, especially for network assets, in the Group’s assessment, does not generally require a substantial period of preparation. As a result, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

In France, the regulatory framework governing the optical fiber network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled-out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the terminal section of networks is classified as a joint operation in accordance with IFRS 11 "Partnerships": Orange only recognizes as an asset its share of the network assets self-built or purchased to other co-financing operators.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure sharing, active equipment or even spectrum.

8.6    Fixed assets payables

(in millions of euros)	2021	2020	2019
Fixed assets payable - in the opening balance	4,640	3,665	3,447
Business related variations(1)	(206)	1,002	200
Changes in the scope of consolidation(2)	(199)	(0)	(14)
Translation adjustment	31	(50)	29
Reclassifications and other items(3)	216	23	3
Fixed assets payable - in the closing balance	4,481	4,640	3,665
o/w long-term fixed assets payable	1,370	1,291	817
o/w short-term fixed assets payable	3,111	3,349	2,848

(1)	Includes, in 2021, the disbursement of the 5G license for (150) million euros in France. Included, in 2020, 725 million euros for the acquisition of the 5G license in France.
(2)	Includes (241) million euros in 2021 as a result of the removal of Orange Concessions from the Group's scope of consolidation (see Note 3.2).
(3)	In 2021, mainly relates to incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities in the amount of 195 million euros.

Accounting policies

These payables are generated from trading activities. The payment terms can be over several years in the case of infrastructure roll-out and license acquisition. The payables due in more than 12 months are presented in non-current items. For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Trade payables also include those that the supplier may have sold with or without notifying financial institutions in a direct or reverse factoring arrangement (see Note 5.6).

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 16), net of any prepayment, which are recognized as prepayment on fixed assets.

8.7    Dismantling provisions

The asset dismantling obligations mainly relate to restoration of mobile telephony antenna sites, dismantling of telephone poles, treatment of electrical and electronic equipment waste and dismantling of telephone booths.

(in millions of euros)	2021	2020	2019
Dismantling provisions - in the opening balance	901	827	776
Provision reversal with impact on income statement	(0)	(0)	(0)
Discounting with impact on income statement	11	2	5
Utilizations without impact on income statement	(18)	(12)	(24)
Changes in provision with impact on assets	3	79	67
Changes in the scope of consolidation	0	—	—
Translation adjustment	(0)	(10)	2
Reclassifications and other items	0	16	2
Dismantling provisions - in the closing balance	897	901	827
o/w non-current provisions	876	885	812
o/w current provisions	21	16	15

Accounting policies

The Group is required to dismantle technical equipment and restore the technical sites it occupies.

When the obligation arises, a dismantlement asset is recognized in compensation for the dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, terminals and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate of the commitment settlement. This estimate is revised annually and adjusted where appropriate against the asset to which it relates. The provision is present-discounted at a rate set by geographical area and equal to the average rate of risk-free investments in 15-year State bonds.

In case of extinguishment of the obligation, the provision is reversed in compensation for the net carrying value of the dismantling asset and of the net carrying value of the underlying assets if the dismantling asset is less than the reversal of the provision.